Accrued Expenses and Other Liabilities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Schedule of Accrued Expenses and Other Liabilities
Accrued expenses and other liabilities consisted of the following:

	As of June 30 , 2023	As of December 31, 2022
Accrued salaries, wages, and bonuses	$484,340	$6,515,774
Finance right-of-use liability	56,012	68,310
Accrued professional fees	87,961	2,291,469
Embedded derivative of Legacy Bridger Series C Preferred Shares	—	1,039,330
Embedded derivative of Series A Preferred Stock	815,250	—
Warrant liabilities	5,329,975	—
Deferred underwriting fee payable	1,500,000	—
Freestanding derivative on Legacy Bridger Series C Preferred Shares	—	2,186,283
Accrued interest expense and other accrued liabilities	6,414,132	6,614,065

Total accrued expenses and other liabilities	14,687,670	18,715,231
Less: Current accrued expenses and other current liabilities	(7,823,154)	(18,669,572)

Total long-term accrued expenses and other noncurrent liabilities	$6,864,516	$45,659

BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Schedule of Accrued Expenses and Other Liabilities
Accrued expenses and other liabilities consisted of the following:

	As of December 31,
	2022	2021
Accrued salaries, wages, and bonuses	$6,515,774	$1,636,000
Finance right-of-use liability	68,310	82,944
Accrued professional fees	2,291,469	—
Embedded derivative of Series C Preferred shares	1,039,330	—
Freestanding derivative on Series C Preferred shares	2,186,283	—
Accrued interest expense and other accrued liabilities	6,614,065	212,649

Total accrued expenses and other liabilities	18,715,231	1,931,593
Less: Current accrued expenses and other current liabilities	(18,669,572)	(474,644)

Total long-term accrued expenses and other noncurrent liabilities	$45,659	$1,456,949